Consolidated Statement of Changes in Equity - RUB (₽) ₽ in Millions	Total	Common shares [member]	Preferred shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Accumulated deficit [member]	Equity attributable to shareholders of Mechel PAO [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2015	₽ (261,854)	₽ 4,163	₽ 833	₽ 28,322	₽ 445	₽ (301,565)	₽ (267,802)	₽ 5,948
Beginning balance, shares at Dec. 31, 2015		416,270,745	83,254,149
Profit for the period	8,832					7,126	7,126	1,706
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	(23)				(23)		(23)
Exchange differences on translation of foreign operations	430				426		426	4
Total comprehensive income for the period	9,239				403	7,126	7,529	1,710
Reversal of unclaimed declared dividends to non-controlling interest upon expiration of limitation period	35							35
Dividends declared to equity shareholders of Mechel PAO	(5)					(5)	(5)
Dividends declared to non-controlling interests	(3)							(3)
Acquisition of non-controlling interests				4			4	(4)
Ending balance at Dec. 31, 2016	(252,588)	₽ 4,163	₽ 833	28,326	848	(294,444)	(260,274)	7,686
Ending balance, shares at Dec. 31, 2016		416,270,745	83,254,149
Profit for the period	12,570					11,557	11,557	1,013
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	145				145		145
Exchange differences on translation of foreign operations	313				310		310	3
Total comprehensive income for the period	13,028				455	11,557	12,012	1,016
Dividends declared to equity shareholders of Mechel PAO	(856)					(856)	(856)
Dividends declared to non-controlling interests	(359)							(359)
Acquisition of non-controlling interests	(3,358)			(3,948)			(3,948)	590
Ending balance (Adjustment on initial application of IFRS 9 [member]) at Dec. 31, 2017	(1,689)					(1,684)	(1,684)	(5)
Ending balance (As of January 1, 2018 adjusted for the effect of IFRS 9 [member]) at Dec. 31, 2017	(245,822)	₽ 4,163	₽ 833	24,378	1,303	(285,427)	(254,750)	8,928
Ending balance at Dec. 31, 2017	(244,133)	₽ 4,163	₽ 833	24,378	1,303	(283,743)	(253,066)	8,933
Ending balance, shares (As of January 1, 2018 adjusted for the effect of IFRS 9 [member]) at Dec. 31, 2017		416,270,745	83,254,149
Ending balance, shares at Dec. 31, 2017		416,270,745	83,254,149
Profit for the period	13,536					12,628	12,628	908
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	487				487		487
Exchange differences on translation of foreign operations	(9)				(19)		(19)	10
Total comprehensive income for the period	14,014				468	12,628	13,096	918
Dividends declared to equity shareholders of Mechel PAO	(1,387)					(1,387)	(1,387)
Ending balance at Dec. 31, 2018	₽ (233,195)	₽ 4,163	₽ 833	₽ 24,378	₽ 1,771	₽ (274,186)	₽ (243,041)	₽ 9,846
Ending balance, shares at Dec. 31, 2018		416,270,745	83,254,149